Loan Commitments And Other Related Activities	12 Months Ended
Dec. 31, 2020
Loan Commitments And Other Related Activities [Abstract]
Loan Commitments And Other Related Activities

NOTE 20 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit and overdraft protection, are issued to meet customer financing needs.  These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used. Off‑balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated.  The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows:

	2020		2019
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$1,072,963	$31,239	$314,705	$43,979
Unused lines of credit	$20,395	$65,788	$10,678	$55,684
Standby letters of credit	$3,997	$-	$1,415	$-

Commitments to make loans are generally made for periods of 60 days or less, except for construction loan commitments, which are typically for a period of one year, and loans under a specific drawdown schedule, which are based on the individual contracts.  The fixed-rate loan commitments had interest rates ranging from 2.00% to 6.50% and maturities ranging from 1 months to 30 years at December 31, 2020. The fixed-rate loan commitments had interest rates ranging from 2.00% to 8.75% and maturities ranging from 3 months to 30 years at December 31, 2019.